Document and Entity Information	Mar. 19, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 19, 2020
Registrant Name	DREYFUS CASH MANAGEMENT
Entity Central Index Key	0000759667
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 19, 2020
Document Effective Date	Mar. 19, 2020
Prospectus Date	May 31, 2019
Dreyfus Cash Management | Institutional Shares | DREYFUS CASH MANAGEMENT
Prospectus:
Trading Symbol	DICXX
Dreyfus Cash Management | Investor Shares | DREYFUS CASH MANAGEMENT
Prospectus:
Trading Symbol	DVCXX
Dreyfus Cash Management | administrative shares | DREYFUS CASH MANAGEMENT
Prospectus:
Trading Symbol	DACXX
Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares | DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DGVXX
Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares | DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DGCXX
Dreyfus Government Cash Management | dreyfus government cash management - Administrative Shares | DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DAGXX
Dreyfus Government Cash Management | Dreyfus Government Cash Management - Participant Shares | DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DPGXX
Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Investor Shares | DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DVPXX
Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares | DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DIPXX
Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Administrative Shares | DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DAPXX
Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Participant Shares | DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DGPXX
Dreyfus AMT-Free Municipal Cash Management Plus | Institutional Shares | DREYFUS AMT-FREE MUNICIPAL CASH MANAGEMENT PLUS
Prospectus:
Trading Symbol	DIMXX
Dreyfus AMT-Free Municipal Cash Management Plus | Investor Shares | DREYFUS AMT-FREE MUNICIPAL CASH MANAGEMENT PLUS
Prospectus:
Trading Symbol	DVMXX
Dreyfus AMT-Free Municipal Cash Management Plus | Participant Shares | DREYFUS AMT-FREE MUNICIPAL CASH MANAGEMENT PLUS
Prospectus:
Trading Symbol	DMUXX
Dreyfus AMT-Free New York Municipal Cash Management | Participant Shares | DREYFUS AMT-FREE NEW YORK MUNICIPAL CASH MANAGEMENT
Prospectus:
Trading Symbol	DMDXX
Dreyfus AMT-Free New York Municipal Cash Management | Investor Shares | DREYFUS AMT-FREE NEW YORK MUNICIPAL CASH MANAGEMENT
Prospectus:
Trading Symbol	DVYXX
Dreyfus AMT-Free New York Municipal Cash Management | Institutional Shares | DREYFUS AMT-FREE NEW YORK MUNICIPAL CASH MANAGEMENT
Prospectus:
Trading Symbol	DIYXX
Dreyfus AMT-Free Tax Exempt Cash Management Fund | DREYFUS AMT-Free TAX EXEMPT CASH MANAGEMENT - Institutional Shares | DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DEIXX
Dreyfus AMT-Free Tax Exempt Cash Management Fund | DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT - Investor Shares | DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DEVXX
Dreyfus Treasury Obligations Cash Management | Participant Shares | Dreyfus Treasury Obligations Cash Management
Prospectus:
Trading Symbol	DTPXX
Dreyfus Treasury Obligations Cash Management | Administrative Shares | Dreyfus Treasury Obligations Cash Management
Prospectus:
Trading Symbol	DTAXX
Dreyfus Treasury Obligations Cash Management | Investor Shares | Dreyfus Treasury Obligations Cash Management
Prospectus:
Trading Symbol	DTVXX
Dreyfus Treasury Obligations Cash Management | Institutional Shares | Dreyfus Treasury Obligations Cash Management
Prospectus:
Trading Symbol	DTRXX
Dreyfus Treasury Securities Cash Management | Institutional Shares | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus:
Trading Symbol	DIRXX
Dreyfus Treasury Securities Cash Management | Investor Shares | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus:
Trading Symbol	DVRXX
Dreyfus Treasury Securities Cash Management | Administrative Shares | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus:
Trading Symbol	DARXX
Dreyfus Treasury Securities Cash Management | Participant Shares | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus:
Trading Symbol	DPRXX